Risks, Uncertainties, and Concentrations	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Risks, Uncertainties, and Concentrations
Risks, Uncertainties, and Concentrations

7. Risks, Uncertainties, and Concentrations

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

The Plan’s investments include certain individual investments that represent significant concentrations as a percentage of net assets available for benefits. As of December 31, 2025 and 2024, such concentrations included four investments totaling $22,942,549 and three investments totaling $13,471,197, respectively.